Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Other Current Assets

	At December 31 2018	At December 31 2017
Prepaid expenses and other	$28	$29
Accrued interest receivable (note 19(a))	9	4
Current derivative assets designated as hedging instruments	2	2
VAT receivables related to disposition of Los Filos (note 8(a))	—	13
	$39	$48